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PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  Wilshire Variable Insurance Trust
         Post-Effective Amendment No. 20 under the Securities Act of 1933 and No. 21 under the Investment Company Act of 1940; File Nos. 333-15881 and 811-07917

   To the Commission:

   In accordance with Rule 497(j) under the Securities Act of 1933, as amended, Wilshire Variable Insurance Trust (the "Fund") certifies that:

    a. the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

    b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on April 28, 2006.

Please contact the undersigned if you have any questions or comments at (610) 382-8662.

Very truly yours,

/s/ Jeremy Steich
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Jeremy Steich
Regulatory Administration
Dept.